Related party transactions (Ship Finance Transactions) (Details) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 02, 2010	Jun. 28, 2013	Dec. 30, 2014
Related Party Transaction [Line Items]
Payments of ordinary dividends, noncontrolling Interest	$ 51,000,000	$ 69,000,000	$ 50,000,000
Long-term debt due to related parties	415,000,000	1,415,000,000
Interest expense	(478,000,000)	(445,000,000)	(340,000,000)
Dividend paid to non controlling interest in VIE		223,000,000
Ship Finance
Related Party Transaction [Line Items]
Lease costs on leased units	300,000,000	259,000,000	303,000,000
SFL Deepwater Ltd | Ship Finance
Related Party Transaction [Line Items]
Payments of ordinary dividends, noncontrolling Interest				290,000,000
SFL West Polaris Limited | Ship Finance
Related Party Transaction [Line Items]
Payments of ordinary dividends, noncontrolling Interest				145,000,000
Variable Interest Entity, Primary Beneficiary | Ship Finance
Related Party Transaction [Line Items]
Interest rate on related party debt				4.50%
North Atlantic Drilling | Ship Finance
Related Party Transaction [Line Items]
Contingent consideration arrangements, maximum					600,000,000
Sale Leaseback Transaction, Lease Term					15 years
SFL West Polaris Limited
Related Party Transaction [Line Items]
Percentage of voting interests acquired						100.00%
Loans assumed						97,000,000
Total acquisition price						111,000,000
Noncontrolling Interest [Member]
Related Party Transaction [Line Items]
Dividend paid to non controlling interest in VIE		223,000,000
Ship Finance | Affiliated Entity
Related Party Transaction [Line Items]
Interest rate on related party debt					4.50%
Long-term debt due to related parties	125,000,000				195,000,000
Interest expense	(24,000,000)	(20,000,000)	(20,000,000)
West Polaris | Ship Finance
Related Party Transaction [Line Items]
Lease costs on leased units	55,000,000	70,000,000	114,000,000
West Hercules [Member] | Ship Finance
Related Party Transaction [Line Items]
Lease costs on leased units	75,000,000	77,000,000	75,000,000
West Taurus | Ship Finance
Related Party Transaction [Line Items]
Lease costs on leased units	111,000,000	112,000,000	114,000,000
West Linus | Ship Finance
Related Party Transaction [Line Items]
Lease costs on leased units	$ 59,000,000	$ 0	$ 0